SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Restructuring and Related Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of reportable segment | segment	1
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Costs and Operating Expenses	$ 965,408	$ 836,451	$ 1,000,433
Variable Interest Entity, Not Primary Beneficiary
Segment Reporting, Revenue Reconciling Item [Line Items]
Loss on loans purchased	36,400		22,900
Reportable Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Personnel related costs	175,631	189,965	368,914
Non-personnel related costs	192,125	137,542	180,435
Total Costs and Operating Expenses	367,756	$ 327,507	549,349
Reportable Segment | General and administrative
Segment Reporting, Revenue Reconciling Item [Line Items]
Non-personnel related costs	$ 36,400		$ 22,900